Deferred Revenue - Schedule of Changes in Deferred Revenue (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)
Change in Contract with Customer, Asset and Liability [Abstract]
Balance at beginning	$ 551	[1]
Additions	436
Revenue recognized in the reported period	(380)
Balance at ending	$ 607	[1]

[1]	Includes $6 thousand and $17 thousand in long term deferred revenue in the Company’s consolidated balance sheets as of June 30, 2026 and December 31, 2025, respectively.